Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 6 — LEASES

Our operating lease cost for the six months ended June 30, 2025 and 2024 was $2,836,006 and $2,087,808, respectively, and was recorded in general and administrative expenses on our condensed consolidated statements of operations and comprehensive loss. We classify operating lease payments as cash outflows from operating activities in the condensed consolidated statements of cash flows. We also present the change in the carrying amount of the right-of-use assets and operating lease liabilities as two adjustments in determining net cash provided by operating activities.

The following table presents balances reported in our condensed consolidated statements of financial position related to our operating leases as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Right-of-use assets	$64,192,028	$66,293,751

Lease liabilities – current	$3,375,029	$4,969,959
Lease liabilities – non-current	9,618,423	10,438,555
Total lease liabilities	$12,993,452	$15,408,514

The following is a summary of supplemental information pertaining to our operating leases for the six months ended June 30, 2025 and 2024:

	June 30, 2025	June 30, 2024
Cash payments for operating leases	$2,054,585	$44,927,899
Lease liabilities arising from obtaining right-of-use assets	$1,152,336	$5,688,671

NOTE 13 — LEASES

Lessor

On November 16, 2022 and April 19, 2023, we entered into office lease agreements (the “Office Leases”) whereby we leased 30,744 and 3,843, respectively, rentable square feet of our corporate headquarters located in St. Petersburg, Florida to two corporate tenants. The lease dated November 16, 2022 is for a 10-year non-cancellable term, and the lease dated April 19, 2023 is for a 2-year non-cancellable term. Both leases provide the tenants with two options to extend for five years each under prevailing market terms and conditions upon option exercise. The weighted average remaining non-cancellable lease term is 7.9 years as of December 31, 2024. For the years ended December 31, 2024, 2023 and 2022, we recognized operating lease income of $1,135,608, $1,102,459 and $127,768, respectively.

The Office Lease contains additional rent which consists of after-hours HVAC fees, reimbursement of operating expenses and taxes that exceed a predefined threshold. This additional rent has been determined to be a variable lease payment and is recognized in the period in which the reimbursable amounts are determinable.

The Office Lease contains no guarantee of residual value upon lease termination. To mitigate this risk, we have received a tenant security deposit and have obtained property casualty and liability insurance.

The following is a maturity analysis of the annual undiscounted cash flows to be received with respect to the Office Leases as of December 31, 2024:

2025	$974,622
2026	979,145
2027	1,008,506
2028	1,038,789
2029	1,069,994
Thereafter	3,158,279
Total	$8,229,335

Lessee

Our operating lease cost for the years ended December 31, 2024, 2023 and 2022 was $4,983,212, $3,499,918 and $1,929,884, respectively, and was recorded in general and administrative expenses on our consolidated statements of operations and other comprehensive (loss) income. We classify operating lease payments as cash outflows from operating activities in the consolidated statements of cash flows.

We also present the change in the carrying amount of the right-of-use assets and operating lease liabilities as two adjustments in determining net cash provided by operating activities.

The following table presents balances reported in our consolidated statements of financial position related to our operating leases as of December 31, 2024 and 2023:

	2024	2023
Right-of-use assets	$66,293,751	$11,907,557

Lease liabilities – current	$4,969,959	$3,474,199
Lease liabilities – non-current	10,438,555	9,594,373
Total lease liabilities	$15,408,514	$13,068,572

During 2024, the Company recognized a right-of-use asset in connection with a land lease in Changsha, China. The land lease is for 288,680 square feet of land and will be used for the purpose of constructing a research and development center. As of December 31, 2024, the carrying amount of the right-of-use asset was $53,825,646. The land lease expires on December 4, 2063.

The following is a summary of supplemental information pertaining to our operating leases as of December 31, 2024, 2023 and 2022:

	2024	2023	2022
Weighted average remaining lease term (in years)	5.44	5.65	6.02
Weighted average discount rate	5.28%	4.69%	4.71%

Cash payments for operating leases	$47,136,626	$3,349,052	$1,665,561
Lease liabilities arising from obtaining right-of-use assets	$4,745,979	$3,584,020	$4,340,721

The following is a maturity analysis of the annual undiscounted cash flows to be paid on operating leases as of December 31, 2024:

2025	$5,611,005
2026	3,277,749
2027	2,484,428
2028	1,373,566
2029	1,266,921
Thereafter	3,571,652
Total undiscounted operating lease payments	17,585,321
Less: imputed interest	2,176,807
Present value of lease liabilities	$15,408,514